A Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
At beginning of financial period	RM 11,122,210	RM 12,580,529
Cash flows	(1,529,084)	(706,422)
At end of financial period	9,633,091	11,932,964
Interest expense	39,965	58,857
Lease liabilities [Member]
At beginning of financial period	2,332,120	3,538,966
Cash flows	(671,838)	(652,896)
At end of financial period	1,700,247	2,944,927
Interest expense	39,965	58,857
Loans from related parties [Member]
At beginning of financial period	3,539,625	6,997,500
Cash flows	(1,078,100)	(2,637,000)
At end of financial period	2,461,525	4,360,500
Interest expense
Advances from a related party [Member]
At beginning of financial period	5,250,465	2,044,063
Cash flows	220,854	2,583,474
At end of financial period	5,471,319	4,627,537
Interest expense